Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 10,235
2016	10,016
2017	8,336
2018	7,364
2019 and thereafter	$ 9,996